Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Borrowings [Line Items]
Secured bank borrowings	$ 571,338	$ 551,099	$ 194,635
Total borrowings	259,142	219,609	62,304
Shown as:
– current liabilities	50,232	176	741
– non-current liabilities	208,910	219,433	61,563
Total borrowings	259,142	219,609	62,304
The carrying amounts are repayable	259,142	219,609	62,304
Hong Kong Dollar [Member]
Schedule of Borrowings [Line Items]
Secured bank borrowings	50,046	50,135	50,655
Singapore Dollar [Member]
Schedule of Borrowings [Line Items]
Secured bank borrowings	168,248	158,466
US$ [Member]
Schedule of Borrowings [Line Items]
Secured bank borrowings	40,835	10,983	11,139
Euro [Member]
Schedule of Borrowings [Line Items]
Unsecured bank borrowings			475
British Pound [Member]
Schedule of Borrowings [Line Items]
Unsecured bank borrowings	13	25	35
Within one year [Member]
Schedule of Borrowings [Line Items]
Total borrowings	50,232	176	741
Shown as:
Total borrowings	50,232	176	741
The carrying amounts are repayable	50,232	176	741
Within a period of more than one year but no more than two years [Member]
Schedule of Borrowings [Line Items]
Total borrowings	30,210	50,321	302
Shown as:
Total borrowings	30,210	50,321	302
The carrying amounts are repayable	30,210	50,321	302
Within a period of more than two years but no more than five years [Member]
Schedule of Borrowings [Line Items]
Total borrowings	168,863	159,046	51,003
Shown as:
Total borrowings	168,863	159,046	51,003
The carrying amounts are repayable	168,863	159,046	51,003
More than five years [Member]
Schedule of Borrowings [Line Items]
Total borrowings	9,837	10,066	10,258
Shown as:
Total borrowings	9,837	10,066	10,258
The carrying amounts are repayable	$ 9,837	$ 10,066	$ 10,258